LanzaTech 10K Commitment and Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
2023			$ 1,302
2024			2,602
2025			2,347
2026			2,418
2027			0
Thereafter			0
Total lease payments			$ 8,669
Headquarters In Skokie, Illinois
Lessee, Lease, Description [Line Items]
2023	$ 3,287	$ 0
2024	3,287	642
2025	$ 3,287	1,303
2026		1,342
2027		0
Thereafter		0
Total lease payments		$ 3,287